Related-party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 3,250	$ 7,150
VST [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	2,750	7,150
Emza [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 500	$ 0